Share-based payment arrangements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based payment arrangements
Share-based compensation expense	$ 28.0	$ 39.5
Unrecognized stock-based compensation expense relating to stock options	$ 69.1
Weighted-average amortization period	1 year 4 months 6 days
2018 Long Term Incentive Plan | Subordinate Voting Shares [Member]
Share-based payment arrangements
Percent of shares reserved for future issuance	10.00%